Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value
12.	FAIR VALUE
Measured on a recurring basis
The Group measures its financial assets and liabilities including cash and cash equivalents, short-term investments and fair value option investment at fair value on a recurring basis as of December 31, 2022 and 2023. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. Short-term investments consist of wealth management products with a variable interest rate and the Group elects the fair value option to record investments at fair value. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For fair value option investments that use NAV practical expedient to measure fair value, it is not categorized in the fair value hierarchy per ASC 820.
As of December 31, 2022 and 2023, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2023	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,620,466	5,620,466	—	—

Total	5,620,466	5,620,466	—	—

	Fair Value Measured as of December 31,
Description	2022	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	5,018,129	5,018,129	—	—
Short-term investments	300,240	—	300,240	—

Total	5,318,369	5,018,129	300,240	—

Disclosed on a recurring basis
The fair value of the Notes was determined based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including the trading price of the Company’s convertible notes, when available, the Company’s stock price and interest rates based on similar debt issued by parties with credit ratings similar to the Company (Level 2). As of December 31, 2022 and 2023, the fair value of the Notes was RMB2,555,530 and RMB19,854, respectively.

As of December 31, 2022 and 2023, the fair value of the short-term deposits and long-term deposits was RMB8,246,994 and RMB5,248,881, respectively, and the interest rates were determined based on the prevailing interest rates in the market (Level 2).
Interest rates under the long-term borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market (Level 2). The carrying value of the long-term borrowing approximates to fair value.
Measured on nonrecurring basis
The Group measures its equity method investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. During the years ended December 31, 2022 and 2023, the Group recorded an impairment loss of RMB4,600 and nil, respectively.
For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for an identical or a similar investment of the same issuer. During the years ended December 31, 2022 and 2023, the Group performed an impairment test on its equity securities without readily determinable fair value investees and recorded an impairment loss of RMB11,250 and RMB31,250, respectively.
Such impairments are considered level 3 fair value measurements because the Group used unobservable inputs such as the management projection of discounted future cash flow and the discount rate.
The Group’s intangible assets are primarily acquired through business acquisitions. The group measures its intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach — discounted cash flow method when events or changes in circumstance indicate that the carrying amount of an asset may no longer be recoverable.